UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM NQ

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: September 30 ,2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Staar General Bond Fund
	Schedule of Investments
	September 30, 2009 (Unaudited)

Shares		Value

Intermediate Corporate - 28.06%
50,000	E.I. Du Pont De Nemour, 5.000%, 07/15/2013	$ 54,465
100,000	IB-Alcoa, Inc., 5.375%, 01/15/2013	102,499
100,000	IB-Home Depot, Inc., 5.250%, 12/16/2013	106,570
100,000	IB-Merrill Lynch, 6.050%, 05/16/2016	100,213
200,000	IB-United Health Group, 4.750%, 02/10/2014	205,118
50,000	Philip Morris International, 4.875%, 05/16/2013	53,116
2,500	Pimco Corporate Opportunity Fund	35,000
		656,981
Intermediate US Government/Government Agency - 15.91%
200,000	Federal Home Loan Mortgage, 1.500%, 05/15/2013	200,712
100,000	Federal Home Loan Mortgage, 2.000%, 05/15/2014	99,816
700	iShares Lehman Tips Bond	72,016
		372,544
Long Term US Government/Government Agency - 2.12%
50,000	Freddie Mac, 4.000%, 03/15/2021	49,626

Short Term Corporate - 28.23%
50,000	Bank of America Corp., 4.375%, 12/01/2010	50,918
100,000	Clorox Co., 4.200%, 01/15/2010 *	100,978
100,000	General Electric, 4.250%, 09/13/2010	102,274
100,000	IB-Capital One, 5.700%, 09/15/2011	104,471
200,000	International Paper Co., 4.000%, 04/01/2010	201,466
100,000	Simon Property Group L.P., 4.875%, 03/18/2010	100,864
		660,971
Short Term US Government/Government Agency - 12.24%
11,000	Blackrock Broad Investment Grade	135,850
100,000	IB-Federal Home Loan Mortgage Corp., 4.375%, 11/09/2011	106,783
43,000	IB-Federal National Mortgage Association, 4.375%, 06/21/2010	44,196
		286,829

TOTAL FOR SECURITIES (Cost $1,993,785) - 86.56%		$ 2,026,951

SHORT TERM INVESTMENTS - 12.76%
298,870	Federated Prime Obligation Fund-Institutional Shares 0.23% ** (Cost $298,870)	298,870

TOTAL INVESTMENTS (Cost $2,292,655) - 99.32%		$ 2,325,821

OTHER ASSETS LESS LIABILITIES - 0.68%		15,921

NET ASSETS - 100.00%		$ 2,341,742

* Callable bond in the year 2009.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2009.

NOTES TO FINANCIAL STATEMENTS
Staar General Bond Fund
1. SECURITY TRANSACTIONS

At September 30, 2009 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,292,655 amounted to $33,166, which consisted of aggregate gross unrealized appreciation of  $59,336 and aggregate gross unrealized depreciation of $26,170.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general econcomic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$242,866	$0	$0	$242,866
Convertible Bonds	$0	$ 1,784,085	$0	$1,784,085
Mutual Funds	$0	$0	$0	$0
Cash Equivalents	$298,870	$0	$0	$298,870
Total	$541,736	$1,784,085	$0	$2,325,821

	Staar Short-Term Bond Fund
	Schedule of Investments
	September 30, 2009 (Unaudited)

Shares		Value

Short Term Corporate - 42.68%
140,000	American Express Travel, 5.250%, 11/21/2011	$ 144,616
100,000	CBS Corp., 6.625%, 05/15/2011	104,753
300,000	Clorox Co., 4.200%, 01/15/2010	302,934
75,000	General Electric, 4.250%, 09/13/2010	76,706
50,000	IB-Capital One, 5.700%, 09/15/2011	52,235
100,000	IB-Merrill Lynch, 5.770%, 07/25/2011	104,674
200,000	International Paper Co., 4.000%, 04/01/2010	201,466
100,000	Morgan Stanley, 4.000%, 01/15/2010	100,779
100,000	PNC Funding Corp., 4.500%, 03/10/2010	101,121
100,000	Textron Financial Corp., 6.000%, 11/20/2009	100,008
55,000	Transamerican Financial Corp. Commercial Paper, 0.000%, 03/01/2010	53,651
50,000	Xerox Corp., 6.875%, 08/15/2011	53,329
		1,396,272
Short Term US Government/Government Agency - 20.56%
7,000	Blackrock Broad Investment Grade	86,450
100,000	Federal National Mortgage Association, 2.000%, 01/30/2012	101,688
100,000	Federal Home Loan Mortgage, 1.625%, 08/11/2011	100,495
100,000	Federal Home Loan Mortgage, 2.000%, 01/09/2012	101,719
100,000	Federal Home Loan Bank, 1.300%, 09/15/2011	100,281
15,000	IB-Federal Home Loan Bank, 3.660%, 09/30/2010	15,459
15,000	IB-Federal Home Loan Bank, 4.100%, 11/12/2009	15,066
1,800	iShares Lehman 1-3 Year Treasury Bond	151,218
		672,376

TOTAL FOR SECURITIES (Cost $2,048,670) - 63.24%		$ 2,068,648

SHORT TERM INVESTMENTS - 36.37%
1,189,775	Federated Prime Obligations Fund-Institutional Shares 0.23% ** (Cost $1,189,775)	1,189,775

TOTAL INVESTMENTS (Cost $3,238,445) - 99.60%		3,258,423

OTHER ASSETS LESS LIABILITIES - 0.40%		12,934

NET ASSETS - 100.00%		$ 3,271,357

** Variable rate security; the coupon rate shown represents the yield at September 30, 2009.

NOTES TO FINANCIAL STATEMENTS
Staar Short-Term Bond Fund
1. SECURITY TRANSACTIONS

At September 30, 2009 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $3,238,445 amounted to $19,978, which consisted of aggregate gross unrealized appreciation of $37,590 and aggregate gross unrealized depreciation of $17,612.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general econcomic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Commercial Paper	$0	$53,651	$0	$53,651
Exchange Traded Funds	$151,218	$0	$0	$151,218
Convertible Bonds	$0	$ 1,777,329	$0	$1,777,329
Mutual Funds	$86,450	$0	$0	$86,450
Cash Equivalents	$1,189,775	$0	$0	$1,189,775
Total	$1,427,443	$1,830,980	$0	$3,258,423

	Staar Larger Company Stock Fund
	Schedule of Investments
	September 30, 2009 (Unaudited)

Shares		Value

Alternative Categories - 0.52%
200	Prudhoe Bay Royality Trust	$ 14,930

Larger Company Stocks - 78.86%
10,872	American Fundamental Investors Fund Class-F	336,487
7,945	American Washington Mutual Investors Fund Class-F	182,969
300	Anadarko Petroleum Corp.	18,819
6,850	Brandywine Blue *	141,598
1,900	Calamos Growth Fund Class-A *	78,372
2,217	Dodge & Cox Stock Fund	204,457
600	EMC Corp. *	10,224
100	Flowserv Corp.	9,854
12,520	Franklin Rising Dividends Fund Class-A *	334,522
12,581	Heartland Select Value *	296,026
200	International Business Machines Corp.	23,922
1,200	Internet HOLDR's	60,840
200	iShares DJ US Healthcare Sector Index	11,790
600	iShares DJ US Medical Devices Index *	30,174
500	iShares Russell Midcap Growth Index Fund	21,265
700	iShares S&P 500 Index	74,207
200	iShares S&P North American Tech-Multimd Network *	5,396
300	iShares S&P North American Natural Resources *	9,714
300	ITT Corp.	15,645
100	Kellogg Co.	4,923
4,775	Mairs & Power Growth Fund *	288,425
600	McDermott International Panama *	15,162
3,568	Tocqueville Fund *	66,934
100	Waters Corp. *	5,586
		2,247,311

TOTAL FOR SECURITIES (Cost $2,383,771) - 79.38%		$ 2,262,241

SHORT TERM INVESTMENTS - 20.27%
577,657	Federated Prime Obligations Fund-Institutional Shares 0.23% ** (Cost $577,657)	577,657

TOTAL INVESTMENTS (Cost $2,961,428) - 99.65%		2,839,898

OTHER ASSETS LESS LIABILITIES - 0.35%		10,102

NET ASSETS - 100.00%		$ 2,850,000

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2009.

NOTES TO FINANCIAL STATEMENTS
Staar Larger Company Stock Fund
1. SECURITY TRANSACTIONS

At September 30, 2009 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,961,428 amounted to $121,530, which consisted of aggregate gross unrealized appreciation of $177,926 and aggregate gross unrealized depreciation of $299,456.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general econcomic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$260,663	$0	$0	$260,663
Exchange Traded Funds	$213,386	$0	$0	$213,386
Convertible Bonds	$0	$0	$0	$0
Mutual Funds	$1,788,192	$0	$0	$1,788,192
Cash Equivalents	$577,657	$0	$0	$577,657
Total	$2,839,898	$0	$0	$2,839,898

	Staar Smaller Company Stock Fund
	Schedule of Investments
	September 30, 2009 (Unaudited)

Shares		Value

Smaller Company Stocks - 79.84%
700	Big Lots, Inc. *	$ 17,514
10,117	Columbia Acorn Fund Class-Z *	236,641
300	Corporate Executive Board Co.	7,470
11,547	Franklin Microcap Value Fund *	313,733
200	ICU Medical, Inc. *	7,372
1,000	iShares Russell 2000 Index Fund	60,240
2,000	iShares Russell 2000 Value Index Fund	112,860
8,371	Keeley Small Cap Value Fund Class-A *	160,060
500	Nalco Holding Co.	10,245
300	Netflix Com, Inc. *	13,851
300	NVE Corp. *	15,948
100	Papa Johns International, Inc. *	2,457
200	Powell Industries, Inc. *	7,678
1,000	Powershares Lux Nanotech *	10,560
2,000	Powershares Wilderhill Clean Energy *	21,720
100	Quality Systems, Inc.	6,157
19,408	Royce Microcap Investment Fund *	253,272
30,686	Royce Opportunity Fund *	269,114
8,826	Satuit Capital Microcap Fund Class-A *	204,399
200	Shaw Group, Inc. *	6,418
100	Terra Nitrogen Co., L.P.	10,423
1,600	Textainer Group Holding Ltd.	25,616
15,083	The Aberdeen Small Cap Fund Class-A *	172,243
600	United Guardian, Inc. *	5,646
200	Walter Energy, Inc.	12,012
80,802	Wasatch Smallcap Value Fund *	222,205
200	Web MD Health Corp. *	6,624
500	Wisdom Tree Smallcap Dividend Fund	18,895
		2,211,373

TOTAL FOR SECURITIES (Cost $2,392,754) - 79.84%		$ 2,211,373

SHORT TERM INVESTMENTS - 19.75%
547,079	Federated Prime Obligations Fund-Institutional Shares 0.23% ** (Cost $547,079)	547,079

TOTAL INVESTMENTS (Cost $2,939,833) - 99.60%		2,758,452

OTHER ASSETS LESS LIABILITIES - 0.40%		11,199

NET ASSETS - 100.00%		$ 2,769,651

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2009.

NOTES TO FINANCIAL STATEMENTS
Staar Smaller Company Stock Fund
1. SECURITY TRANSACTIONS
At September 30, 2009 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,939,833 amounted to $181,382, which consisted of aggregate gross unrealized appreciation of
$276,470 and aggregate gross unrealized depreciation of $457,851.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general econcomic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$155,431	$0	$0	$155,431
Exchange Traded Funds	$205,380	$0	$0	$205,380
Convertible Bonds	$0	$0	$0	$0
Mutual Funds	$1,850,562	$0	$0	$1,850,562
Cash Equivalents	$547,079	$0	$0	$547,079
Total	$2,758,452	$0	$0	$2,758,452

	Staar International Fund
	Schedule of Investments
	September 30, 2009 (Unaudited)

Shares		Value

Developing Markets - 14.34%
700	Bldrs Emerging Markets 50 ADR Index	$ 28,812
1,060	Eaton Vance Greater India Fund Class-A *	22,845
1,000	First Trust ISE Chindia Index *	19,780
200	iShares MSCI Brazil Index *	13,528
1,500	iShares MSCI Malaysia Index Fund *	15,210
400	SPDR S&P Emerging Asia Pacific Fund *	27,828
14,561	Templeton Developing Markets Fund Class-A	295,731
		423,734
International - 69.48%
13,630	Aberdeen International Equity Fund Institutional Services *	161,378
200	Accenture Plc *	7,454
10,376	American Europacific Growth Fund Class-F *	389,221
200	American Movil S.A.B. ADR	8,766
100	Diageo Plc ADR	6,149
7,676	Harbor International Institutional Fund Class-C *	403,973
1,000	iShares MSCI Australia Index Fund *	22,600
500	iShares MSCI Austria Index Fund *	10,970
1,800	iShares MSCI Belgium Index Fund *	23,382
1,500	iShares MSCI Eafe Index *	82,020
2,000	iShares MSCI Japan Index Fund *	19,880
1,500	iShares MSCI Taiwan Index *	18,480
550	iShares S&P Latin American 40 Index Fund *	23,601
4,281	Marsico International Opportunities Fund *	50,776
11,954	Putnam International Capital Opportunity Fund *	361,366
11,292	Saturna Sextant International Institutional Fund *	153,568
1,000	Siliconware Pricision Industries Co.	7,180
45,766	Templeton Foreign Fund Class-A *	302,513
		2,053,277

TOTAL FOR SECURITIES (Cost $1,937,053) - 83.82%		$ 2,477,011

SHORT TERM INVESTMENTS - 15.81%
467,308	Federated Prime Obligations Fund-Instituitional Shares 0.23% ** (Cost $467,308)	467,308

TOTAL INVESTMENTS (Cost $2,404,361) - 99.63%		2,944,319

OTHER ASSETS LESS LIABILITIES - 0.37%		10,935

NET ASSETS - 100.00%		$ 2,955,254

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2009.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar International Fund
1. SECURITY TRANSACTIONS
At September 30, 2009 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,404,361 amounted to $539,960, which consisted of aggregate gross unrealized appreciation of
$660,936 and aggregate gross unrealized depreciation of $120,976.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general econcomic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$58,361	$0	$0	$58,361
Exchange Traded Funds	$277,279	$0	$0	$277,279
Convertible Bonds	$0	$0	$0	$0
Mutual Funds	$2,141,371	$0	$0	$2,141,371
Cash Equivalents	$467,308	$0	$0	$467,308
Total	$2,944,319	$0	$0	$2,944,319

	Staar Alternative Categories Fund
	Schedule of Investments
	September 30, 2009 (Unaudited)

Shares		Value

Alternative Categories -17.45%
1,500	First Trust-Ise Revere Natural Gas *	$ 24,990
5,759	Franklin Natural Resources Fund Class-A *	169,035
11,231	Live Oak Health Sciences Fund *	127,021
400	Powershares DB Agiculture Fund *	10,184
800	Powershares DB Multi-Sector Commodity *	14,624
200	Prudhoe Bay Royality Trust	14,930
200	SPDR Dow Jones Wilshire REIT Fund	9,108
1,103	Vanguard Health Care Fund *	126,643
		496,535
Developing Markets - 4.92%
1,200	Bldrs Emerging Markets 50 ADR Index	49,392
966	Eaton Vance Greater India Fund Class-A *	20,807
900	First Trust-Ise Chindia Index *	17,802
1,000	iShares MSCI Malaysia Index Fund *	10,140
600	SPDR S&P Emerging Asia Pacific Fund *	41,742
		139,883
Global - 11.20%
2,079	American SmallCap World Fund Class-F *	62,433
7,998	Franklin Mutual Discovery Fund Class-A	209,792
500	iShares S&P Global Infrastructure *	16,765
800	Market Vectors-Nuclear Energy ETF *	19,000
600	Powershares Global Water Portfolio	10,488
		318,478
Intermediate Corporate - 1.48%
3,000	Pimco Corporate Opportunity Fund	42,000

International - 8.93%
200	Accenture Plc *	7,454
200	American Movil S.A.B. ADR	8,766
200	Diageo Plc ADR	12,298
1,500	iShares MSCI Australia Index Fund *	33,900
350	iShares MSCI EAFE Index Fund *	19,138
1,000	iShares MSCI Japan Index Fund *	9,940
200	iShares MSCI Spain Index Fund *	10,006
550	iShares S&P Latin America 40 Index Fund *	23,601
3,849	Ivy Pacific Opportunity Fund Class-A *	53,847
3,679	Matthews Asian Growith & Income Fund *	56,430
1,200	Siliconware Precision Industries Co.	8,616
600	Wisdomtree International Financial Sector Fund	9,918
		253,914
Larger Company Stocks - 17.78%
300	Anadarko Petroleum Corp.	18,819
600	EMC Corp. *	10,224
100	Flowserv Corp.	9,854
1,500	Internet HOLDR's	76,050
300	iShares DJ US Basic Materials Sector	16,440
400	iShares DJ US Healthcare Sector Index	23,580
1,200	iShares DJ US Medical Devices Index *	60,348
500	iShares Russell Midcap Growth Index Fund	21,265
400	McDermott International Panama *	10,108
1,583	Muhlenkamp Fund *	79,316
5,839	Neuberger & Berman Focus Class-Advisor *	50,270
2,151	Vanguard Energy Fund *	124,050
100	Waters Corp. *	5,586
		505,910
Smaller Company Stocks - 7.28%
400	Big Lots, Inc. *	10,008
300	Corporate Executive Board Co.	7,470
400	ICU Medical, Inc. *	14,744
750	iShares Russell 2000 Index Fund	45,180
300	NVE Corp. *	15,948
100	Papa Johns International, Inc. *	2,457
200	Powell Industries, Inc. *	7,678
900	Powershares Cleantech Portfolio *	21,267
1,500	Powershares Lux Nanotech *	15,840
1,000	Powershares Wilderhill Clean Energy *	10,860
100	Quality Systems, Inc.	6,157
100	Terra Nitrogen Co., L.P.	10,423
1,000	Textainer Group Holding Ltd.	16,010
1,200	United Guardian, Inc. *	11,292
200	Walter Energy, Inc.	12,012
		207,346

TOTAL FOR SECURITIES (Cost $1,726,869) - 69.04%		$ 1,964,066

SHORT TERM INVESTMENTS - 30.58%
869,813	Federated Prime Obligations Fund-Institutional Shares 0.23%** (Cost $869,813)	869,813

TOTAL INVESTMENTS (Cost $2,596,682) - 99.62%		$ 2,833,879

OTHER ASSETS LESS LIABILITIES - 0.38%		10,865

NET ASSETS - 100.00%		$ 2,844,744

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2009.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar Alternative Categories Fund
1. SECURITY TRANSACTIONS

At September 30, 2009 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,596,682 amounted to $237,197, which consisted of aggregate gross unrealized appreciation of $369,154 and aggregate gross unrealized depreciation of $131,957.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general econcomic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$220,854	$0	$0	$220,854
Exchange Traded Funds	$653,650	$0	$0	$653,650
Convertible Bonds	$0	$0	$0	$0
Mutual Funds	$1,089,562	$0	$0	$1,089,562
Cash Equivalents	$869,813	$0	$0	$869,813
Total	$2,833,879	$0	$0	$2,833,879

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Chairman of the Board of Trustees

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Levkoy

----------------------------------------

Richard Levkoy,

Trustee, Chairman of the Audit Committee

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date 11/25/2009

The STAAR Investment Trust

(Registrant)

Date 11/25/2009